UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07723
Investment Company Act File Number
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.58%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe — 19.79%(1)
Elan Corp. PLC ADR(2)	1,288,200	$13,938,324	1.42%
Novartis AG	1,326,000	71,609,575	7.31
Roche Holding AG PC	323,000	51,380,958	5.25
Sanofi SA	480,000	33,574,043	3.43
Shire PLC ADR	229,700	23,273,204	2.38

		$193,776,104	19.79%

Major Capitalization — Far East — 5.75%(1)
Mitsubishi Tanabe Pharma Corp.	3,205,200	$49,798,066	5.09%
Sinopharm Group Co., Ltd., Class H	2,687,100	6,492,353	0.66

		$56,290,419	5.75%

Major Capitalization — North America — 45.76%(1)
Aetna, Inc.	476,800	$19,939,776	2.04%
Allergan, Inc.	490,000	41,022,800	4.19
Baxter International, Inc.	190,000	9,815,400	1.00
Bristol-Myers Squibb Co.	1,245,600	40,756,032	4.16
Cardinal Health, Inc.	185,000	7,855,100	0.80
Forest Laboratories, Inc.(2)	300,000	8,988,000	0.92
HCA Holdings, Inc.(2)	330,000	8,045,400	0.82
Humana, Inc.	185,000	16,405,800	1.68
Life Technologies Corp.(2)	321,800	12,463,314	1.27
McKesson Corp.	97,000	7,887,070	0.81
Medco Health Solutions, Inc.(2)	305,000	17,284,350	1.77
Merck & Co., Inc.	1,085,100	38,792,325	3.96
Pfizer, Inc.	2,275,000	45,659,250	4.66
Pharmasset, Inc.(2)	211,200	27,665,088	2.83
Regeneron Pharmaceuticals, Inc.(2)	160,600	9,542,852	0.97
Stryker Corp.	220,000	10,742,600	1.10
Thermo Fisher Scientific, Inc.(2)	363,200	17,161,200	1.75
UnitedHealth Group, Inc.	650,000	31,700,500	3.24
Watson Pharmaceuticals, Inc.(2)	458,800	29,647,656	3.03
WellPoint, Inc.	510,000	35,980,500	3.68
Zimmer Holdings, Inc.(2)	210,000	10,615,500	1.08

		$447,970,513	45.76%

Small & Mid Capitalization — Europe — 3.80%(1)
Given Imaging, Ltd.(2)	500,000	$8,890,000	0.91%
Hikma Pharmaceuticals PLC	1,019,000	10,015,483	1.02
Medivir AB, Class B(2)	93,000	883,489	0.09
Warner Chilcott PLC, Class A(2)	1,110,600	17,458,632	1.78

		$37,247,604	3.80%

Small & Mid Capitalization — Far East — 8.53%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	865,000	$19,471,731	1.99%
Sawai Pharmaceutical Co., Ltd.	315,000	33,390,709	3.41
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,200,000	9,696,769	0.99
Towa Pharmaceutical Co., Ltd.	470,000	20,965,731	2.14

		$83,524,940	8.53%

Small & Mid Capitalization — North America — 13.95%(1)
Align Technology, Inc.(2)	675,000	$16,537,500	1.69%
BioMarin Pharmaceutical, Inc.(2)	715,900	24,784,458	2.53
Dendreon Corp.(2)	1,450,100	12,528,864	1.28
Exact Sciences Corp.(2)	800,000	6,792,000	0.69

			Percentage of
Security	Shares	Value	Net Assets
Incyte Corp.(2)	1,908,000	$26,273,160	2.68%
NPS Pharmaceuticals, Inc.(2)	1,134,500	6,443,960	0.66
Onyx Pharmaceuticals, Inc.(2)	436,200	19,236,420	1.97
OraSure Technologies, Inc.(2)	558,000	5,301,000	0.54
Sequenom, Inc.(2)	1,800,000	7,524,000	0.77
VIVUS, Inc.(2)	1,100,000	11,143,000	1.14

		$136,564,362	13.95%

Total Common Stocks (identified cost $816,238,435)		$955,373,942

Call Options Purchased — 0.00%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization — North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.70	12/12/11	$0	0.00%

Total Call Options Purchased (identified cost $0)				$0

Short-Term Investments — 1.75%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	$17,084	$17,083,747	1.75%

Total Short-Term Investments (identified cost $17,083,747)		$17,083,747

Total Investments (identified cost $833,322,182)		$972,457,689	99.33%

Other Assets, Less Liabilities		$6,563,292	0.67%

Net Assets		$979,020,981	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 was $8,379.

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$834,476,174

Gross unrealized appreciation	$181,876,846
Gross unrealized depreciation	(43,895,331)

Net unrealized appreciation	$137,981,515

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization — Europe	$37,211,528	$156,564,576		$—	$193,776,104
Major Capitalization — Far East	—	56,290,419		—	56,290,419
Major Capitalization — North America	447,970,513	—		—	447,970,513
Small & Mid Capitalization — Europe	26,348,632	10,898,972		—	37,247,604
Small & Mid Capitalization — Far East	—	83,524,940		—	83,524,940
Small & Mid Capitalization — North America	136,564,362	—		—	136,564,362

Total Common Stocks	$648,095,035	$307,278,907	*	$—	$955,373,942

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	17,083,747		—	17,083,747

Total Investments	$648,095,035	$324,362,654		$0	$972,457,689

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The only Level 3 activity during the fiscal year to date ended November 30, 2011 was the expiration of a call option that was valued at $0 at August 31, 2011 with no gain or loss to the Portfolio. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 25, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 25, 2012